Note 9 - Capital Stock and Reserves - Fair Value of Stock Option Assumptions (Details)	12 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares	Mar. 31, 2024 CAD ($) $ / shares	Mar. 31, 2023 CAD ($) $ / shares
Statement Line Items [Line Items]
Fair value per option | $	$ 1.48	$ 5.42	$ 6
Exercise price (in CAD per share) | $ / shares	$ 2.13	$ 5.49	$ 11
Expected life (years)	3.92	3.5	3
Interest rate	2.92%	4.17%	3.49%
Annualized volatility (based on historical volatility)	101.00%	108.00%	118.00%
Dividend yield	0.00%	0.00%	0.00%